Shareholder Report, Average Annual Return (Details) 191745_Pacer US Large Cap Cash Cows Growth Leaders ETF_TF_TSR Annual {TF}	12 Months Ended	40 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Pacer US Large Cap Cash Cows Growth Leaders ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Large Cap Cash Cows Growth Leaders ETF NAV
Average Annual Return, Percent	14.85%	19.30%
Pacer US Large Cap Cash Cows Growth Leaders Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pacer US Large Cap Cash Cows Growth Leaders Index
Average Annual Return, Percent	15.47%	19.90%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Average Annual Return, Percent	30.42%	21.68%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	30.99%	27.12%